Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

NOTE 2 – RECENT ACCOUNTING PRONOUNCEMENTS

ASU No. 2014-01

In January 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-01, Investments – Equity Method and Joint Ventures, in order to provide guidance on accounting for investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for low-income housing tax credits (“LIHTC”). Through the Company’s investments in these entities, the Company receives tax credits and/or tax deductions from operating losses, which are allowable on the Company’s filed income tax returns over a 10-year period, subject to recapture over a 15-year period beginning with the first year the tax credits are earned.

Under current U.S. generally accepted accounting principles (“U.S. GAAP”), the Company may elect to account for the investments using the effective yield method if certain conditions are met, and if they are not met, the investments are accounted for under either the equity method or the cost method. The Company currently accounts for its investments under the equity method. The provisions of ASU No. 2014-01 permit the Company to make an accounting policy election to account for its investments in LIHTC entities using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the Company would amortize the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the Company’s consolidated statements of comprehensive income as a component of income tax expense or benefit. ASU No. 2014-01 would also require the Company to disclose information that enables users of the consolidated financial statements to understand the nature of the Company’s investments, the measurement of these investments, and their effect on the Company’s financial position and results of operations.

ASU No. 2014-01 is effective beginning with the Company’s first quarter ending March 31, 2015. When adopted, the provisions of ASU No. 2014-01 would be applied retrospectively to all financial statement periods presented. The Company is currently assessing the effect of the change, but does not anticipate that a change would be material to the financial condition, results of operations, or liquidity of the Company. The expanded disclosures required by ASU No. 2014-01 will be incorporated in the Company’s future consolidated financial statements upon adoption.

ASU No. 2014-04

In January 2014, the FASB issued ASU No. 2014-04, Receivables-Troubled Debt Restructurings by Creditors: Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans Upon Foreclosure, in order to clarify when a creditor should reclassify mortgage loans collateralized by residential real estate from their loan portfolio to other real estate owned (“OREO”) upon foreclosure. ASU No. 2014-04 clarifies that an in-substance repossession or foreclosure has occurred when either the creditor obtains legal title to the property or the borrower conveys all interest in the property to the creditor to satisfy the loan through completion of a deed in-lieu-of foreclosure or similar legal agreement. Additionally, ASU No. 2014-04 requires the Company to disclose both the amount of foreclosed residential real estate property held and the investment in consumer mortgage loans collateralized by residential real estate that are in the process of foreclosure.

ASU No. 2014-04 is effective beginning with the Company’s first quarter ending March 31, 2015. When adopting the provisions of ASU No. 2014-04, the Company could apply the provisions using either a prospective transition method or a modified retrospective method. The Company is currently assessing the effect that the adoption would have on its consolidated financial statements, but does not anticipate that adoption would materially affect the Company’s financial condition, results of operations, or liquidity. The expanded disclosures required by this ASU will be incorporated in the Company’s future consolidated financial statements upon adoption.

ASU No. 2014-09

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which implements a common revenue standard and clarifies the principles used for recognizing revenue. The amendments in the ASU clarify that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. As part of that principle, the entity should identify the contract(s) with the customer, identify the performance obligation(s) of the contract, determine the transaction price, allocate that transaction price to the performance obligation(s) of the contract, and then recognize revenue when or as the entity satisfies the performance obligation(s).

ASU No. 2014-09 is effective beginning with the Company’s first quarter ending March 31, 2017. The Company is currently assessing the effect, but does not expect that such adoption will have a significant impact on the Company’s consolidated financial statements.

ASU No. 2014-11

In June 2014, the FASB issued ASU No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure, which will implement two accounting changes.

ASU No. 2014-11 changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting. For repurchase financing arrangements, ASU No. 2014-11 requires separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting for the repurchase agreement. The amendments in ASU No. 2014-11 also require certain disclosures for transfers of financial assets and repurchase agreements.

ASU No. 2014-11 is effective beginning with the Company’s first quarter ending March 31, 2015. Early adoption is not permitted. Changes will be applied as a cumulative-effect adjustment to retained earnings at the beginning of the adoption period. The disclosures of certain transactions accounted for as a sale is required to be presented beginning with the Company’s first quarter ending March 31, 2015. The company is currently assessing the effect, but does not expect that such adoption will have a significant impact on the Company’s consolidated financial statements.

ASU No. 2014-14

In August 2014, the FASB issued ASU No. 2014-14, Receivables - Troubled Debt Restructurings by Creditors: Classification of Certain

Government-Guaranteed Mortgage Loans Upon Foreclosure, in order to clarify how creditors classify government-guaranteed mortgage loans upon foreclosure, including loans guaranteed by the Federal Housing Administration (“FHA”) of the U.S. Department of Housing and Urban Development and the U.S. Department of Veteran Affairs (“VA”).

ASU No. 2014-14 clarifies that a mortgage loan should be derecognized and that a separate other receivable be recognized upon foreclosure in creditor financial statements if 1) the loan has a government guarantee that is not separable from the loan before foreclosure, 2) at the time of foreclosure the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and 3) at the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance, including principal and interest, expected to be recovered from the guarantor.

ASU No. 2014-14 is effective beginning with the Company’s first quarter ending March 31, 2015, using either a prospective transition method (application of the amendments of the ASU to foreclosures occurring after the adoption date) or modified retrospective transition method (by means of a cumulative-effect adjustment through a reclassification to a separate other receivable). The Company is currently assessing the effect but does not expect that such adoption will have a significant impact on the Company’s consolidated financial statements.

ASU No. 2014-15

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements – Going Concern: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to evaluate whether there are conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. ASU No. 2014-15 will require management to perform a going concern evaluation similar to the auditor’s evaluation required by standards issued by the Public Company Accounting Oversight Board (“PCAOB”) and American Institute of Public Accountants (“AICPA”).

ASU No. 2014-15 is effective for annual periods ending after December 15, 2016 and for annual and interim periods thereafter. Early application is permitted. The Company does not expect that such adoption will have a significant impact on the Company’s consolidated financial statements.

ASU No. 2014-16

In November 2014, the FASB issued ASU No. 2014-16, Derivatives and Hedging: Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity, which requires management to assess each existing hybrid financial instrument issued in the form of a share to determine whether any of those hybrid financial instruments contain one or more embedded derivative features. The guidance clarifies that an entity should consider the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative being evaluated for bifurcation, in evaluating the nature of the host contract.

ASU No. 2014-16 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. If an entity early adopts the amendments in an interim period, any adjustment shall be reflected as of the beginning of the fiscal year that includes that interim period. The Company does not expect that such adoption will have a significant impact on the Company’s consolidated financial statements.

ASU No. 2014-17

In November 2014, the FASB issued ASU No. 2014-17, Business Combinations: Pushdown Accounting, which provides an acquired entity guidance on whether and at what threshold it can apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If an acquired entity elects the option to apply pushdown accounting in its separate financial statements, it should disclose information in the current reporting period that enables the users of financial statements to evaluate the effect of pushdown accounting.

ASU No. 2014-17 became effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change-in control events or to its most recent change-in-control event. If the financial statements for the period in which the most recent change-in-control event occurred have already been issued or made available to be issued, the application of ASU No. 2014-17 would be a change in accounting principle. Adoption will not have a significant impact on the Company’s consolidated financial statements.